Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 98.4%
Consumer, Non-cyclical - 21.3%
Conagra Brands, Inc.[1]	32,014	$888,068
Align Technology, Inc.*,1	3,116	885,972
JM Smucker Co.	7,019	817,714
Edwards Lifesciences Corp.*,1	4,250	813,152
WellCare Health Plans, Inc.*	3,001	809,520
Celgene Corp.*,1	8,517	803,494
General Mills, Inc.[1]	15,450	799,537
IDEXX Laboratories, Inc.*,1	3,566	797,358
Tyson Foods, Inc. — Class A	11,458	795,529
McCormick & Company, Inc.[1]	5,249	790,657
Baxter International, Inc.[1]	9,704	789,032
Thermo Fisher Scientific, Inc.	2,879	788,040
Equifax, Inc.[1]	6,628	785,418
Zoetis, Inc.	7,784	783,615
DaVita, Inc.*,1	14,402	781,885
PayPal Holdings, Inc.*	7,517	780,565
Church & Dwight Company, Inc.[1]	10,957	780,467
FleetCor Technologies, Inc.*,1	3,157	778,485
Gartner, Inc.*,1	5,093	772,506
Quanta Services, Inc.	20,442	771,481
S&P Global, Inc.	3,664	771,455
Mondelez International, Inc. — Class A	15,443	770,915
Lamb Weston Holdings, Inc.	10,275	770,008
Automatic Data Processing, Inc.[1]	4,820	769,947
Kimberly-Clark Corp.[1]	6,208	769,171
Intuitive Surgical, Inc.*,1	1,348	769,142
Quest Diagnostics, Inc.	8,526	766,658
Moody’s Corp.	4,233	766,554
Mylan N.V.*,1	27,033	766,115
PepsiCo, Inc.	6,243	765,080
Varian Medical Systems, Inc.*	5,388	763,587
Estee Lauder Companies, Inc. — Class A1	4,610	763,185
Campbell Soup Co.[1]	19,971	761,494
Procter & Gamble Co.[1]	7,310	760,606
Brown-Forman Corp. — Class B1	14,410	760,560
Danaher Corp.[1]	5,753	759,511
Verisk Analytics, Inc. — Class A	5,709	759,297
Stryker Corp.	3,842	758,872
Constellation Brands, Inc. — Class A1	4,328	758,828
Illumina, Inc.*,1	2,442	758,705
Teleflex, Inc.	2,507	757,515
Kellogg Co.[1]	13,185	756,555
Alexion Pharmaceuticals, Inc.*,1	5,590	755,656
Amgen, Inc.[1]	3,977	755,550
Zimmer Biomet Holdings, Inc.[1]	5,915	755,345
Colgate-Palmolive Co.[1]	11,008	754,488
Global Payments, Inc.[1]	5,520	753,591
Incyte Corp.*,1	8,760	753,448
IQVIA Holdings, Inc.*	5,234	752,911
McKesson Corp.	6,431	752,813
Coty, Inc. — Class A1	65,397	752,066
HCA Healthcare, Inc.[1]	5,767	751,901
Coca-Cola Co.[1]	16,043	751,775
Laboratory Corporation of America Holdings*,1	4,910	751,132

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Consumer, Non-cyclical - 21.3% (continued)
Abbott Laboratories[1]	9,387	$750,397
Avery Dennison Corp.[1]	6,636	749,868
Merck & Company, Inc.	9,014	749,695
UnitedHealth Group, Inc.	3,031	749,445
Hormel Foods Corp.[1]	16,733	748,969
Ecolab, Inc.[1]	4,242	748,883
AmerisourceBergen Corp. — Class A1	9,414	748,601
AbbVie, Inc.[1]	9,272	747,231
Pfizer, Inc.	17,592	747,132
Hologic, Inc.*,1	15,434	747,006
Vertex Pharmaceuticals, Inc.*	4,058	746,469
Rollins, Inc.	17,934	746,413
Altria Group, Inc.[1]	12,992	746,130
Perrigo Company plc[1]	15,470	745,035
Universal Health Services, Inc. — Class B	5,568	744,831
IHS Markit Ltd.*	13,692	744,571
Hershey Co.[1]	6,467	742,606
ResMed, Inc.	7,122	740,474
Archer-Daniels-Midland Co.[1]	17,160	740,111
Gilead Sciences, Inc.[1]	11,377	739,619
Cooper Companies, Inc.[1]	2,497	739,536
Henry Schein, Inc.*	12,282	738,271
Eli Lilly & Co.[1]	5,678	736,777
Dentsply Sirona, Inc.[1]	14,814	734,626
Total System Services, Inc.	7,728	734,237
Regeneron Pharmaceuticals, Inc.*	1,787	733,778
CVS Health Corp.[1]	13,591	732,963
Kraft Heinz Co.[1]	22,410	731,687
Clorox Co.[1]	4,558	731,377
Sysco Corp.	10,936	730,087
Johnson & Johnson[1]	5,210	728,306
Becton Dickinson and Co.[1]	2,916	728,213
Philip Morris International, Inc.	8,226	727,096
Cardinal Health, Inc.[1]	15,081	726,150
Allergan plc[1]	4,959	726,047
Robert Half International, Inc.	11,122	724,710
Medtronic plc[1]	7,947	723,813
Kroger Co.[1]	29,398	723,191
Cintas Corp.[1]	3,573	722,139
Molson Coors Brewing Co. — Class B	12,100	721,765
Humana, Inc.[1]	2,681	713,146
Cigna Corp.[1]	4,409	709,055
Anthem, Inc.[1]	2,438	699,657
Boston Scientific Corp.*,1	18,207	698,785
H&R Block, Inc.[1]	28,832	690,238
Nektar Therapeutics*	20,477	688,027
Centene Corp.*,1	12,718	675,326
Bristol-Myers Squibb Co.[1]	13,998	667,845
United Rentals, Inc.*	5,837	666,877
Nielsen Holdings plc[1]	27,636	654,144
ABIOMED, Inc.*,1	2,289	653,716
Monster Beverage Corp.*	11,868	647,755
Biogen, Inc.*,1	2,336	552,184
Total Consumer, Non-cyclical		80,091,941
Financial - 19.5%
SBA Communications Corp. REIT*	3,921	782,867

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Financial - 19.5% (continued)
American Tower Corp. — Class A REIT[1]	3,961	$780,555
Kimco Realty Corp. REIT[1]	41,534	768,379
Weyerhaeuser Co. REIT	29,171	768,364
Digital Realty Trust, Inc. REIT[1]	6,423	764,337
Mastercard, Inc. — Class A	3,242	763,329
Visa, Inc. — Class A	4,882	762,520
Chubb Ltd.[1]	5,435	761,335
Regency Centers Corp. REIT	11,280	761,287
Crown Castle International Corp. REIT[1]	5,947	761,216
Franklin Resources, Inc.[1]	22,961	760,928
Realty Income Corp. REIT[1]	10,313	758,624
Aon plc[1]	4,439	757,737
Equinix, Inc. REIT[1]	1,671	757,230
Alliance Data Systems Corp.[1]	4,324	756,613
Intercontinental Exchange, Inc.[1]	9,922	755,461
Extra Space Storage, Inc. REIT[1]	7,411	755,255
Apartment Investment & Management Co. — Class A REIT[1]	15,007	754,702
Nasdaq, Inc.	8,621	754,251
Marsh & McLennan Companies, Inc.[1]	8,030	754,017
Travelers Companies, Inc.	5,490	753,008
Simon Property Group, Inc. REIT	4,129	752,345
Federal Realty Investment Trust REIT[1]	5,457	752,248
Willis Towers Watson plc[1]	4,251	746,688
Mid-America Apartment Communities, Inc. REIT	6,824	746,068
Alexandria Real Estate Equities, Inc. REIT[1]	5,228	745,304
Invesco Ltd.[1]	38,592	745,212
Welltower, Inc. REIT[1]	9,595	744,572
T. Rowe Price Group, Inc.	7,428	743,691
Cboe Global Markets, Inc.[1]	7,791	743,573
Hartford Financial Services Group, Inc.[1]	14,952	743,413
Macerich Co. REIT[1]	17,128	742,499
Affiliated Managers Group, Inc.[1]	6,928	742,058
HCP, Inc. REIT[1]	23,687	741,403
Ameriprise Financial, Inc.[1]	5,785	741,058
Western Union Co.	40,120	741,016
Aflac, Inc.[1]	14,817	740,850
Ventas, Inc. REIT	11,604	740,451
Prologis, Inc. REIT	10,285	740,006
Duke Realty Corp. REIT	24,067	735,969
Equity Residential REIT[1]	9,769	735,801
Loews Corp.[1]	15,345	735,486
AvalonBay Communities, Inc. REIT[1]	3,662	735,073
American International Group, Inc.[1]	17,046	734,001
Morgan Stanley	17,392	733,942
Essex Property Trust, Inc. REIT[1]	2,537	733,802
Iron Mountain, Inc. REIT[1]	20,683	733,419
Discover Financial Services[1]	10,294	732,521
Cincinnati Financial Corp.[1]	8,514	731,353
Public Storage REIT	3,356	730,870
Arthur J Gallagher & Co.[1]	9,344	729,766

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Financial - 19.5% (continued)
BlackRock, Inc. — Class A1	1,707	$729,521
UDR, Inc. REIT	16,025	728,497
American Express Co.[1]	6,662	728,157
Synchrony Financial	22,808	727,575
Boston Properties, Inc. REIT[1]	5,432	727,236
Berkshire Hathaway, Inc. — Class B*,1	3,620	727,222
Northern Trust Corp.	8,035	726,444
Torchmark Corp.	8,864	726,405
Allstate Corp.[1]	7,710	726,128
Principal Financial Group, Inc.	14,413	723,389
Capital One Financial Corp.[1]	8,841	722,221
Citigroup, Inc.[1]	11,591	721,192
Raymond James Financial, Inc.	8,953	719,911
Progressive Corp.	9,954	717,584
Vornado Realty Trust REIT	10,635	717,224
Everest Re Group Ltd.	3,318	716,555
SL Green Realty Corp. REIT	7,961	715,853
Jefferies Financial Group, Inc.[1]	37,961	713,287
E*TRADE Financial Corp.	15,351	712,747
First Republic Bank	7,072	710,453
CBRE Group, Inc. — Class A*,1	14,361	710,151
Prudential Financial, Inc.	7,710	708,395
Charles Schwab Corp.	16,556	707,935
Goldman Sachs Group, Inc.[1]	3,684	707,291
JPMorgan Chase & Co.[1]	6,983	706,889
Host Hotels & Resorts, Inc. REIT[1]	37,292	704,819
Bank of New York Mellon Corp.[1]	13,974	704,709
Lincoln National Corp.[1]	11,955	701,759
Wells Fargo & Co.	14,445	697,982
PNC Financial Services Group, Inc.	5,678	696,463
State Street Corp.	10,563	695,151
Brighthouse Financial, Inc.*,1	19,122	693,937
MetLife, Inc.	16,290	693,465
Bank of America Corp.[1]	25,109	692,757
CME Group, Inc. — Class A1	4,194	690,249
People’s United Financial, Inc.	41,921	689,181
Assurant, Inc.[1]	7,197	683,067
U.S. Bancorp	14,141	681,455
Fifth Third Bancorp[1]	26,973	680,259
KeyCorp[1]	42,896	675,612
Unum Group	19,966	675,450
BB&T Corp.[1]	14,503	674,825
M&T Bank Corp.[1]	4,286	672,988
Citizens Financial Group, Inc.	20,695	672,588
SunTrust Banks, Inc.	11,330	671,303
Zions Bancorp North America[1]	14,771	670,751
SVB Financial Group*	3,001	667,302
Huntington Bancshares, Inc.[1]	52,279	662,898
Regions Financial Corp.	46,500	657,975
Comerica, Inc.[1]	8,618	631,872
Total Financial		73,203,552
Consumer, Cyclical - 13.6%
CarMax, Inc.*,1	12,322	860,076
Chipotle Mexican Grill, Inc. — Class A*,1	1,167	828,932
Ulta Beauty, Inc.*	2,348	818,818
Darden Restaurants, Inc.[1]	6,683	811,784
Advance Auto Parts, Inc.[1]	4,740	808,312

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Consumer, Cyclical - 13.6% (continued)
Tiffany & Co.	7,626	$804,924
PVH Corp.	6,523	795,480
Lowe’s Companies, Inc.[1]	7,242	792,782
AutoZone, Inc.*,1	769	787,548
Tractor Supply Co.	7,958	777,974
Starbucks Corp.[1]	10,371	770,980
O’Reilly Automotive, Inc.*	1,975	766,892
L Brands, Inc.[1]	27,785	766,310
Costco Wholesale Corp.[1]	3,157	764,436
Ralph Lauren Corp. — Class A	5,893	764,204
Home Depot, Inc.[1]	3,969	761,611
Target Corp.	9,489	761,587
McDonald’s Corp.[1]	4,008	761,119
Genuine Parts Co.[1]	6,790	760,684
Walgreens Boots Alliance, Inc.	12,009	759,809
Best Buy Company, Inc.[1]	10,678	758,779
Capri Holdings Ltd.*,1	16,507	755,195
TJX Companies, Inc.	14,183	754,677
Fastenal Co.[1]	11,710	753,070
Ross Stores, Inc.	8,077	751,969
Ford Motor Co.[1]	85,435	750,119
Delta Air Lines, Inc.[1]	14,506	749,235
Macy’s, Inc.[1]	31,155	748,655
Copart, Inc.*	12,351	748,347
LKQ Corp.*,1	26,302	746,451
Marriott International, Inc. — Class A1	5,960	745,536
Yum! Brands, Inc.[1]	7,441	742,686
VF Corp.	8,542	742,385
Lennar Corp. — Class A1	15,071	739,835
Dollar Tree, Inc.*,1	7,025	737,906
WW Grainger, Inc.[1]	2,452	737,880
DR Horton, Inc.[1]	17,806	736,812
Kohl’s Corp.[1]	10,615	729,994
PulteGroup, Inc.	26,083	729,281
PACCAR, Inc.	10,687	728,212
Nordstrom, Inc.	16,394	727,566
Gap, Inc.[1]	27,742	726,286
Alaska Air Group, Inc.[1]	12,933	725,800
Foot Locker, Inc.[1]	11,973	725,564
Hilton Worldwide Holdings, Inc.	8,725	725,135
BorgWarner, Inc.[1]	18,876	725,027
Dollar General Corp.[1]	6,060	722,958
Southwest Airlines Co.	13,895	721,289
Walmart, Inc.	7,371	718,894
Norwegian Cruise Line Holdings Ltd.*	13,077	718,712
Wynn Resorts Ltd.[1]	6,015	717,710
American Airlines Group, Inc.[1]	22,543	715,966
Newell Brands, Inc.	46,591	714,706
NIKE, Inc. — Class B	8,483	714,354
Royal Caribbean Cruises Ltd.	6,173	707,549
Hanesbrands, Inc.[1]	39,331	703,238
Hasbro, Inc.[1]	8,264	702,605
General Motors Co.[1]	18,935	702,489
Aptiv plc[1]	8,795	699,115
Tapestry, Inc.	21,448	696,845
MGM Resorts International	27,146	696,566
United Continental Holdings, Inc.*	8,730	696,479
Whirlpool Corp.	5,230	695,015

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Consumer, Cyclical - 13.6% (continued)
Mohawk Industries, Inc.*	5,446	$687,013
Leggett & Platt, Inc.[1]	16,227	685,104
Harley-Davidson, Inc.[1]	19,101	681,142
Carnival Corp.[1]	13,086	663,722
Mattel, Inc.*	49,645	645,385
Under Armour, Inc. — Class A*	17,518	370,331
Under Armour, Inc. — Class C*	17,961	338,924
Total Consumer, Cyclical		51,082,775
Industrial - 13.2%
Roper Technologies, Inc.	2,264	774,220
Pentair plc[1]	17,276	768,955
TransDigm Group, Inc.*	1,682	763,611
Mettler-Toledo International, Inc.*	1,056	763,488
Norfolk Southern Corp.	4,069	760,455
FedEx Corp.[1]	4,187	759,564
AMETEK, Inc.[1]	9,147	758,927
Waters Corp.*	3,015	758,906
Stanley Black & Decker, Inc.	5,565	757,786
Xylem, Inc.[1]	9,581	757,282
Ball Corp.[1]	13,077	756,635
Wabtec Corp.[1]	10,259	756,294
Flowserve Corp.[1]	16,749	756,050
Dover Corp.[1]	8,058	755,840
Waste Management, Inc.	7,270	755,425
PerkinElmer, Inc.	7,830	754,499
Honeywell International, Inc.	4,745	754,075
AO Smith Corp.	14,141	753,998
United Parcel Service, Inc. — Class B	6,743	753,463
Jacobs Engineering Group, Inc.[1]	10,005	752,276
Garmin Ltd.[1]	8,700	751,245
Fortive Corp.[1]	8,947	750,564
Vulcan Materials Co.	6,336	750,183
General Electric Co.[1]	75,090	750,149
CSX Corp.[1]	10,023	749,921
Kansas City Southern[1]	6,463	749,579
United Technologies Corp.	5,800	747,562
Keysight Technologies, Inc.*	8,565	746,868
Huntington Ingalls Industries, Inc.[1]	3,595	744,884
Ingersoll-Rand plc[1]	6,897	744,531
3M Co.	3,581	744,060
Arconic, Inc.[1]	38,905	743,475
Republic Services, Inc. — Class A	9,234	742,229
Caterpillar, Inc.[1]	5,477	742,079
Allegion plc[1]	8,176	741,645
Agilent Technologies, Inc.[1]	9,225	741,505
Fortune Brands Home & Security, Inc.[1]	15,567	741,145
Johnson Controls International plc[1]	20,049	740,610
Emerson Electric Co.[1]	10,801	739,544
Sealed Air Corp.	16,029	738,296
Martin Marietta Materials, Inc.[1]	3,662	736,721
Cummins, Inc.[1]	4,654	734,727
Illinois Tool Works, Inc.[1]	5,114	734,012
Packaging Corporation of America	7,385	733,921
General Dynamics Corp.[1]	4,330	732,982

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Industrial - 13.2% (continued)
Expeditors International of Washington, Inc.[1]	9,655	$732,814
Union Pacific Corp.	4,378	732,001
Westrock Co.	19,081	731,757
Amphenol Corp. — Class A1	7,746	731,532
Parker-Hannifin Corp.	4,256	730,415
Eaton Corporation plc[1]	9,062	730,035
Fluor Corp.[1]	19,698	724,886
Raytheon Co.	3,980	724,678
Rockwell Automation, Inc.	4,122	723,246
Deere & Co.[1]	4,524	723,116
Masco Corp.[1]	18,332	720,631
Lockheed Martin Corp.[1]	2,390	717,383
J.B. Hunt Transport Services, Inc.[1]	7,068	715,918
CH Robinson Worldwide, Inc.[1]	8,227	715,667
TE Connectivity Ltd.[1]	8,860	715,445
Snap-on, Inc.	4,564	714,357
Textron, Inc.	14,077	713,141
L3 Technologies, Inc.[1]	3,454	712,802
Harris Corp.[1]	4,446	710,071
Northrop Grumman Corp.	2,607	702,847
FLIR Systems, Inc.	14,529	691,290
Boeing Co.[1]	1,702	649,177
Total Industrial		49,507,395
Technology - 10.2%
NVIDIA Corp.	4,775	857,399
Advanced Micro Devices, Inc.*	32,683	834,070
Broadcom, Inc.[1]	2,723	818,833
Synopsys, Inc.*	6,970	802,596
Apple, Inc.[1]	4,160	790,192
NetApp, Inc.	11,384	789,367
MSCI, Inc. — Class A	3,943	784,026
Accenture plc — Class A1	4,449	783,113
Take-Two Interactive Software, Inc.*	8,264	779,874
Activision Blizzard, Inc.[1]	17,115	779,246
Cadence Design Systems, Inc.*	12,159	772,218
Fidelity National Information Services, Inc.[1]	6,805	769,645
Micron Technology, Inc.*	18,612	769,234
Xilinx, Inc.[1]	6,064	768,855
Microsoft Corp.	6,509	767,671
QUALCOMM, Inc.	13,438	766,369
Intuit, Inc.[1]	2,926	764,886
Lam Research Corp.[1]	4,261	762,762
Jack Henry & Associates, Inc.[1]	5,477	759,879
Xerox Corp.[1]	23,741	759,237
Applied Materials, Inc.[1]	19,061	755,959
Paychex, Inc.	9,423	755,725
Broadridge Financial Solutions, Inc.	7,271	753,930
KLA-Tencor Corp.[1]	6,313	753,835
Adobe, Inc.*,1	2,824	752,568
Qorvo, Inc.*	10,489	752,376
International Business Machines Corp.[1]	5,325	751,358
Fortinet, Inc.*	8,917	748,760
Fiserv, Inc.*,1	8,475	748,173
HP, Inc.[1]	38,386	745,840
Seagate Technology plc[1]	15,564	745,360

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Technology - 10.2% (continued)
Electronic Arts, Inc.*,1	7,313	$743,220
Cerner Corp.*,1	12,973	742,185
ANSYS, Inc.*,1	4,054	740,706
Skyworks Solutions, Inc.	8,977	740,423
IPG Photonics Corp.*,1	4,858	737,347
Maxim Integrated Products, Inc.	13,847	736,245
Intel Corp.[1]	13,707	736,066
Autodesk, Inc.*,1	4,721	735,626
salesforce.com, Inc.*	4,639	734,678
Akamai Technologies, Inc.*,1	10,233	733,808
Cognizant Technology Solutions Corp. — Class A1	10,110	732,469
Oracle Corp.	13,632	732,175
Western Digital Corp.	15,151	728,157
Texas Instruments, Inc.	6,860	727,640
Red Hat, Inc.*,1	3,981	727,329
DXC Technology Co.[1]	11,207	720,722
Analog Devices, Inc.[1]	6,824	718,363
Citrix Systems, Inc.[1]	7,195	717,054
Hewlett Packard Enterprise Co.[1]	46,083	711,061
Microchip Technology, Inc.	8,458	701,676
Total Technology		38,540,306
Communications - 6.0%
Arista Networks, Inc.*,1	2,620	823,885
Amazon.com, Inc.*,1	443	788,872
Twitter, Inc.*,1	23,947	787,378
Cisco Systems, Inc.[1]	14,086	760,503
Symantec Corp.	32,773	753,451
Comcast Corp. — Class A1	18,836	753,063
AT&T, Inc.[1]	24,011	752,985
Verizon Communications, Inc.	12,725	752,429
eBay, Inc.[1]	20,043	744,397
Juniper Networks, Inc.[1]	28,002	741,213
Charter Communications, Inc. — Class A*,1	2,131	739,265
VeriSign, Inc.*	4,048	734,955
Netflix, Inc.*	2,057	733,444
Booking Holdings, Inc.*,1	419	731,117
Motorola Solutions, Inc.	5,181	727,516
TripAdvisor, Inc.*,1	14,130	726,989
DISH Network Corp. — Class A*,1	22,657	718,000
F5 Networks, Inc.*,1	4,553	714,502
Omnicom Group, Inc.	9,724	709,755
Facebook, Inc. — Class A*,1	4,241	706,932
Expedia Group, Inc.[1]	5,927	705,313
Corning, Inc.[1]	21,283	704,468
Walt Disney Co.[1]	6,329	702,709
CenturyLink, Inc.[1]	58,485	701,235
Viacom, Inc. — Class B	24,926	699,673
CBS Corp. — Class B1	14,678	697,645
Interpublic Group of Companies, Inc.[1]	32,331	679,274
News Corp. — Class A	42,333	526,623
Discovery, Inc. — Class C*,1	18,303	465,262
Fox Corp. — Class A*	12,115	444,742
Alphabet, Inc. — Class C*,1	318	373,113
Alphabet, Inc. — Class A*,1	309	363,659
Discovery, Inc. — Class A*,1	8,362	225,941
Fox Corp. — Class B*	5,576	200,067
News Corp. — Class B	13,601	169,877
Total Communications		22,560,252

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Energy - 5.9%
Devon Energy Corp.[1]	26,932	$849,974
Pioneer Natural Resources Co.	5,518	840,281
Noble Energy, Inc.	33,584	830,532
TechnipFMC plc[1]	34,288	806,454
Concho Resources, Inc.[1]	7,174	796,027
EOG Resources, Inc.[1]	8,322	792,088
Hess Corp.[1]	13,079	787,748
Apache Corp.[1]	22,515	780,370
Anadarko Petroleum Corp.[1]	17,099	777,662
Baker Hughes a GE Co.[1]	27,958	774,996
Halliburton Co.[1]	26,187	767,279
Williams Companies, Inc.	26,712	767,169
ONEOK, Inc.	10,969	766,075
Valero Energy Corp.	9,020	765,167
Diamondback Energy, Inc.	7,532	764,724
Cabot Oil & Gas Corp. — Class A1	29,159	761,050
Occidental Petroleum Corp.	11,471	759,380
Schlumberger Ltd.	17,422	759,077
Helmerich & Payne, Inc.[1]	13,622	756,838
Marathon Petroleum Corp.[1]	12,510	748,723
National Oilwell Varco, Inc.	27,807	740,778
Marathon Oil Corp.[1]	44,214	738,816
Cimarex Energy Co.[1]	10,534	736,327
Exxon Mobil Corp.[1]	9,105	735,684
ConocoPhillips[1]	10,994	733,740
Kinder Morgan, Inc.[1]	36,460	729,564
Chevron Corp.[1]	5,915	728,610
HollyFrontier Corp.	14,741	726,289
Phillips 66	7,627	725,862
Total Energy		22,247,284
Utilities - 5.4%
NiSource, Inc.	26,235	751,895
Evergy, Inc.	12,901	748,903
Entergy Corp.[1]	7,777	743,715
Sempra Energy	5,882	740,309
Exelon Corp.[1]	14,747	739,267
Atmos Energy Corp.	7,182	739,244
WEC Energy Group, Inc.	9,342	738,765
Pinnacle West Capital Corp.[1]	7,722	738,069
Ameren Corp.[1]	10,033	737,927
NRG Energy, Inc.[1]	17,351	737,070
NextEra Energy, Inc.	3,812	736,936
CenterPoint Energy, Inc.[1]	23,955	735,418
American Electric Power Company, Inc.[1]	8,778	735,158
AES Corp.[1]	40,642	734,807
Alliant Energy Corp.[1]	15,554	733,060
Eversource Energy[1]	10,324	732,488
FirstEnergy Corp.[1]	17,592	732,003
American Water Works Company, Inc.[1]	7,016	731,488
CMS Energy Corp.[1]	13,165	731,184
Southern Co.	14,133	730,393
DTE Energy Co.[1]	5,839	728,357
Dominion Energy, Inc.[1]	9,499	728,193
Consolidated Edison, Inc.[1]	8,582	727,839
Xcel Energy, Inc.[1]	12,922	726,346
Public Service Enterprise Group, Inc.	12,217	725,812
Edison International[1]	11,593	717,839

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Utilities - 5.4% (continued)
Duke Energy Corp.[1]	7,975	$717,750
PPL Corp.	22,494	713,960
Total Utilities		20,534,195
Basic Materials - 3.3%
Freeport-McMoRan, Inc.	59,500	766,955
Newmont Mining Corp.	21,340	763,332
Air Products & Chemicals, Inc.[1]	3,966	757,347
Linde plc	4,245	746,823
Sherwin-Williams Co.	1,725	742,975
PPG Industries, Inc.	6,562	740,653
International Flavors & Fragrances, Inc.[1]	5,736	738,739
CF Industries Holdings, Inc.[1]	17,855	729,912
International Paper Co.[1]	15,717	727,225
Nucor Corp.	12,448	726,341
FMC Corp.[1]	9,278	712,736
Celanese Corp. — Class A1	7,209	710,880
Albemarle Corp.[1]	8,670	710,767
DowDuPont, Inc.	13,156	701,346
Mosaic Co.[1]	25,673	701,130
LyondellBasell Industries N.V. — Class A1	8,255	694,080
Eastman Chemical Co.[1]	9,108	691,115
Total Basic Materials		12,362,356
Total Common Stocks
(Cost $358,912,819)		370,130,056
EXCHANGE-TRADED FUNDS† - 45.3%
iShares Russell 2000 Index ETF[1,2]	371,187	56,825,018
Invesco QQQ Trust Series 1[1,2]	316,121	56,794,299
SPDR S&P 500 ETF Trust[1,2]	200,994	56,776,785
Total Exchange-Traded Funds
(Cost $145,139,559)		170,396,102
MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 2.27%[3]	11,489,149	11,489,149
Total Money Market Fund
(Cost $11,489,149)		11,489,149
Total Investments - 146.8%
(Cost $515,541,527)		$552,015,307

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Contracts	Value
OPTIONS WRITTEN† - (1.9)%
Call options on:
BNP Paribas S&P 500 Index Expiring April 2019 with strike price of $2,805.00 (Notional Value $113,659,440)	401	$(2,067,155)
BNP Paribas NASDAQ-100 Index Expiring April 2019 with strike price of $7,300.00 (Notional Value $113,633,074)	154	(2,439,360)
BNP Paribas Russell 2000 Index Expiring April 2019 with strike price of $1,525.00 (Notional Value $113,632,738)	738	(2,461,230)
Total Call Options Written
(Premiums received $5,458,047)		$(6,967,745)
Other Assets & Liabilities, net - (44.9)%		(168,996,925)
Total Net Assets - 100.0%		$376,050,637

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of March 31, 2019, the total market value of segregated securities was $245,232,961.
2	Security represents cover for outstanding options written.
3	Rate indicated is the 7-day yield as of March 31, 2019.

plc	Public Limited Company
REIT	Real Estatre Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$370,130,056	$—	$—	$370,130,056
Exchange-Traded Funds	170,396,102	—	—	170,396,102
Money Market Fund	11,489,149	—	—	11,489,149
Total Assets	$552,015,307	$—	$—	$552,015,307

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$6,967,745	$—	$—	$6,967,745

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Guggenheim Enhanced Equity Income Fund (the “Fund”), a Delaware statutory trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost provided such amount approximates market value. Money market funds are valued at their NAV.

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Listed options are valued at the official settlement price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives
As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written
The Fund employs an option strategy in attempt to generate income and gains from option premiums received from selling options. The Fund intends to pursue its options strategy utilizing a proprietary dynamic rules-based methodology. The Fund may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the OTC market as a means achieving additional return or of hedging the value of the Fund’s portfolio.

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury Securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2019, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
$510,098,645	$69,125,248	$(34,176,331)	$34,948,917

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.